FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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03057648

SEC MAIL PROCESSING SECTION RECEIVED MAY 14 2003

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY
Prefix | Serial
DATE RECEIVED

Name of Offering (r check if this is an amendment and name has changed, and indicate change.) 1173771

Filing Under (Check box(es) that apply): Rule 504 Rule 505 X Rule 506 Section 4(6) X ULOE
Type of filing: New Filing 2nd Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (r check if this is an amendment and name has changed, and indicate change.)
AEI Accredited Investor Fund 2002

Address of Executive Offices (Number and Street, City, State, Zip Code)
1300 Wells Fargo Place, 30 E. 7th Street, St. Paul, MN 55101

Telephone Number (Including Area Code)
(651) 227-7333

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)

Telephone Number (Including Area Code)

Brief Description of Business

To Acquire and Hold Commercial Real Estate

PROCESSED
MAY 16 2003
THOMSON FINANCIAL

Type of Business Organization
corporation
business trust
X limited partnership, already formed
limited partnership, to be formed
other (please specify):

Actual or Estimated Date of Incorporation or Organization: Month 4 Year 2002 X Actual Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) MN

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6). 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years:
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of 10% or more of a class of equity securities of the issuer:
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: X Promoter X Beneficial Owner Executive Officer Director X General and/or Managing Partner

Full Name (Last name first, if individual)
AEI Fund Management XVIII, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
1300 Minnesota World Trade Center, 30 E. 7th Street, St. Paul, MN 55101

Check Box(es) that Apply: X Promoter Beneficial Owner Executive Officer Director General and/or Managing Partner

Full Name (Last name first, if individual)
AEI Securities, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
1300 Wells Fargo Place, 30 E. 7th Street, St. Paul, MN 55101

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.		X
2. What is the minimum investment that will be accepted from any individual?	$ 20,000	
3. Does the offering permit joint ownership of a single unit?	X	

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Distribution through NASD member firms. See "EXHIBIT A" attached for a list of the selling group participants as of the date of this filing.

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) X All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... X All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box r and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity (r Common r Preferred)	$	$
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 30,000,000	$
Other (Specify)	$	$
Total	$ 30,000,000	$ 6,557,029.83

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited investors	84	$6,557,029.83
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	$
Printing and Engraving Costs	$
Legal Fees	$
Accounting Fees	$
Engineering Fees	$
Sales Commissions (specify finders' fees separately)	$ 2,100,000
Other Expenses (identify) (Other Offering & Organization Expenses including all types of fees as listed above.)	$ 1,200,000
Total	$ 3,300,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $26,700,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and Fees	$	$
Purchase of real estate	$ 26,250,000	$
Purchase, rental or leasing and installation of machinery and equipment	$	$
Construction or leasing of plant buildings and facilities	$	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	$	$
Repayment of indebtedness	$	$
Working capital	$	$
Other (specify): Property Search and Acquisition Costs	$ 450,000	$
Column Tools	$	$
Total Payments Listed (column totals added)	$ 26,700,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
AEI Accredited Investor Fund 2002	Rona L. Newtson	**5-7-03**

Name of Signer (Print or Type)	Title of Signer (Print or Type)
By AEI Fund Management XVIII, Inc. **Its General Partner** **Robert P. Johnson** **Its President**	**Rona L. Newtson** **Authorized Signatory**

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

	Yes	No
1. Is any party described in 17 CRF 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule?		X

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500).

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
AEI Accredited Investor Fund 2002		
Name (Print or Type) **By AEI Fund Management XVIII, Inc.** **Its General Partner** **Robert P. Johnson** **Its President**	Title (Print or Type) **Rona L. Newtson** **Authorized Signatory**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

EXHIBIT A

Last Updated 5/7/03

American General Securities Incorporated

2727 Allen Parkway Suite 290
Houston, TX 77019

States Licensed: All states

Berthel Fisher & Company

701 Tama Street
PO Box 609
Marion, IA 52302-0609

States Licensed: All States

Capital Financial Services

1 North main Street
Minot, ND 58701

States Licensed: AZ, CA, CO, FL, IL, IN, IA, ME, MA, MI, MN, MO, MT, NM, NY, OH, PA, RI, RX, UT, VT, WA, WI

Chicago Investment Group LLC

39 S. LaSalle St, Suite 909
Chicago, IL 60603

States Licensed: AK, AR, DC, HI, IA, KS, ME, MO, MT, NE, NH, NM, MO, PR, SD, TN, UT, WV, WY

Crown Capital Securities

725 Town and Country Road, Suite 530
Orange, CA 92868

States Licensed: All States

Dunwoody Brokerage Service, Inc.

4243 Dunwoody Club Drive, Suite 200
Atlanta, GA 30350

States Licensed: All States

Equity Services, Inc.

National Life Drive
Montpelier, VT 05604

States Licensed: All states

FFP Securities, Inc.

15455 Conway Road
Chesterfield, MD 63017

States Licensed: All states, but do not sell DPP in CT

Finacorp Securities

4100 MacArthur Blvd. #315
Newport Beach, CA 92660

States Licensed: All States

First Heartland Capital, Inc.

1839 Lake Saint Louis Boulevard
Lake Saint Louis, MO 63667

States Licensed: All States

First Western Securities, Inc.

PO Box 820159
Ft. Worth, TX 76182

States Licensed: All States

Global Tradz, Inc.

103 N. River Road
Waterville, OH 43566

States Licensed: Louisiana
States Pending: Alaska, Hawaii, Missouri

James Harold Goode

3008 La Ventana
San Clemente, CA 92672

States Licensed: California, Minnesota, Ohio

Lincoln Financial Advisors

1300 South Clinton
Fort Wayne, IN 46804

States Licensed: All States

Long Grove Trading Company

500 Park Boulevard, Suite 800
Itasca, IL 60143

States Licensed: All states except Montana and Maine

Questar Capital Corporation

655 Fairfield Court, Suite 200
Ann Arbor, MI 48108

States Licensed: All States

Sentra Securities

2355 Northside Drive
San Diego, CA 92108

States Licensed: All States

Spelman & Co., Inc.

2355 Northside Drive
San Diego, CA 92108

States Licensed: All States

SunAmerica Securities, Inc.

2355 Northside Drive
San Diego, CA 92108

States Licensed: All States

Summit Equities, Inc.

4 Campus Drive
Parsippany, NJ 07054

States Licensed: AK, AR, ID, IO, MS, NE, ND, SD, TN, WV, WY

Waterstone Financial Group, Inc.

520 Park Boulevard, Suite 800
Itasca, IL 60143

States Licensed: All States, Except Montana and Maine

World Choice Securities, Inc.

1420 Brown Trail
Bedford, TX 76022

States Licensed: AR, CA, CO, DC, FL, IA, KS, KY, LA, MD, MI, MO, MS, NC, NE, OH, OK, OR, SC, TX, VA, WA

RECORD OF WRITTEN ACTION BY CONSENT OF SOLE SHAREHOLDER AND DIRECTORS OF AEI FUND MANAGEMENT XVIII, INC.

THE UNDERSIGNED, being the sole Shareholder and all the members of the Board of Directors of AEI Fund Management XVIII, Inc., a corporation duly organized and existing under the laws of the State of Minnesota, hereinafter referred to as the "Corporation", hereby consent to the taking of the following actions without the formality of a meeting pursuant to Minnesota Statutes Section 302A.441 and 302A.239, and hereby waive any notice required to be given in connection therewith, and hereby unanimously adopt by written action the following corporate resolutions:

NOW, THEREFORE, BE IT RESOLVED, as of this date, and until further notice, that Rona L. Newtson, Investment Compliance Manager, is hereby authorized to execute all selling agreement documents with NASD broker-dealers and all Regulation D filings, both initial and amended, with the Securities and Exchange Commission and State Securities Regulators, on behalf of the Corporation.

IN WITNESS WHEREOF, the undersigned Director has evidenced his approval of the above as of the 7th day of March, 2003.

Robert P. Johnson, Director